Shareholder Fees {- Fidelity Series Large Cap Value Index Fund}	Apr. 01, 2022 USD ($)
01.31 Fidelity Series Large Cap Value Index Fund Series PRO-11 | Fidelity Series Large Cap Value Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none